Earnings per share (Tables)	12 Months Ended
Jan. 03, 2021
Disclosure of earnings per share [text block] [Abstract]
Schedule of income and share data used in calculation of basic earnings per share
	2020		2019	2018
Net income (in thousands of pesos)
Attributable to shareholders	Ps.	338,361	472,142	299,267

Shares (in thousands of shares)
Weighted average of outstanding shares
Basic		34,083	30,200	30,200
Diluted		34,383	30,200	30,200

Basic and diluted earnings per share:

Basic earnings per share (pesos per share)	Ps.	9.93	15.63	9.91
Diluted earnings per share (pesos per share)		9.84	15.63	9.91